Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Useful Life
Property and equipment are measured at cost less accumulated depreciation and impairment losses. Depreciation is recognized on a straight-line basis over the following terms:

Land	Not Depreciated
Buildings & Improvements	7 to 40 Years
Furniture & Equipment	3 to 10 Years
Vehicles	3 to 5 Years
Construction in Progress	Not Depreciated
Leasehold Improvements	The lesser of the life of the lease or the estimated useful life of the asset

Schedule of Intangible Assets are Amortized using Straight Line Method Over Estimated Useful Lives
Intangible assets are amortized using the straight-line method over estimated useful lives as follows:

Dispensary License	15 Years
Tradenames	2 to 10 Years
Customer Relationship	5 Years
Moxie Brand	3 Years
Non-Compete	2 Years
Trademarks	6 months to 1 Year

Summary Of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of:

	Year Ended December 31,
	2020	2019

	(dollars in thousands)
Trade Accounts Payable	$9,247	$9,954
Trade Accounts Payable—Related Party	10,403	6,463
Accrued Payroll	11,030	5,822
Other Payables and Accrued Liabilities	11,222	2,069

Total Accounts Payable and Accrued Liabilities	$41,902	$24,308